SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net income (loss)	$ (2,651,350)	$ 23,368	$ 8,697	$ 502,021	$ 382,746	$ 349,241	$ (2,619,286)	$ 1,234,008	$ 1,710,959	$ 2,904,174
Accretion of temporary equity into redemption value (interest earned)	(165,168)			(684,600)			(543,988)	(1,800,904)
Accretion of temporary equity into redemption value (extension deposit)				(220,000)			(385,000)	(385,000)
Net loss including accretion of equity into redemption value	$ (2,816,518)			$ (402,579)			$ (3,548,274)	$ (951,896)
Redeemable Common Stock [Member]
Ownership percentage	41.00%			67.00%			41.00%	67.00%	67.00%	75.00%
Non redeemable Common Stock [Member]
Ownership percentage	59.00%			33.00%			59.00%	33.00%	33.00%	25.00%
Redeemable Common Stock [Member]
Weighted-average shares outstanding	1,574,356			4,725,829			1,574,356	4,725,829	4,622,502	6,870,217
Allocation of net loss including accretion of temporary equity	$ (1,150,290)			$ (271,543)			$ (1,449,145)	$ (642,062)	$ (951,429)	$ (631,513)
Interest earned on investment held in trust account	165,168			684,600			543,988	1,800,904	2,581,773	3,580,311
Accretion of temporary equity to redemption value (extension deposit)				220,000			385,000	385,000	550,000	165,000
Allocation of net income/(loss)	$ (985,122)			$ 633,057			$ (520,157)	$ 1,543,842	$ 2,180,344	$ 3,113,798
Weighted-average shares outstanding	1,574,356			4,725,829			1,574,356	4,725,829	4,622,502	6,870,217
Basic net income/(loss) per share	$ (0.63)			$ 0.13			$ (0.33)	$ 0.33	$ 0.47	$ 0.45
Diluted net income/(loss) per share	$ (0.63)			$ 0.13			$ (0.33)	$ 0.33	$ 0.47	$ 0.45
Non redeemable Common Stock [Member]
Weighted-average shares outstanding	2,280,500			2,280,500			2,280,500	2,280,500	2,280,500	2,280,500
Allocation of net loss including accretion of temporary equity	$ (1,666,228)			$ (131,036)			$ (2,099,129)	$ (309,834)	$ (469,385)	$ (209,624)
Interest earned on investment held in trust account
Accretion of temporary equity to redemption value (extension deposit)
Allocation of net income/(loss)	$ (1,666,228)			$ (131,036)			$ (2,099,129)	$ (309,834)	$ (469,385)	$ (209,624)
Weighted-average shares outstanding	2,280,500			2,280,500			2,280,500	2,280,500	2,280,500	2,280,500
Basic net income/(loss) per share	$ (0.73)			$ (0.06)			$ (0.92)	$ (0.14)	$ (0.21)	$ (0.09)
Diluted net income/(loss) per share	$ (0.73)			$ (0.06)			$ (0.92)	$ (0.14)	$ (0.21)	$ (0.09)